As filed with the Securities and Exchange Commission on July 15, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2013 – May 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2014
(Unaudited)

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2014

Shares	Security Description	Value

Common Stock - 45.9%
Basic Materials - 0.9%
565	CF Industries Holdings, Inc.	$137,470

Communications - 12.7%
12,467	Cisco Systems, Inc.	306,937
9,068	Comtech Telecommunications Corp.	296,252
12,836	Conversant, Inc. (a)	302,673
25,667	Entercom Communications Corp., Class A (a)	267,963
4,514	IAC/InterActiveCorp.	298,872
15,579	magicJack VocalTec, Ltd. (a)	226,986
14,328	Symantec Corp.	315,073
		2,014,756
Consumer Discretionary - 5.4%
6,713	Coach, Inc.	273,286
23,398	International Game Technology	293,645
24,063	TiVo, Inc. (a)	286,350
		853,281
Consumer Staples - 11.2%
10,532	LHC Group, Inc. (a)	214,537
26,895	Performant Financial Corp. (a)	255,233
6,804	Revlon, Inc., Class A (a)	214,462
16,980	RPX Corp. (a)	275,925
6,886	Strayer Education, Inc. (a)	376,251
8,370	Triple-S Management Corp., Class B (a)	147,982
13,370	Weight Watchers International, Inc.	278,497
		1,762,887
Financials - 1.3%
2,854	CME Group, Inc.	205,488

Industrials - 8.5%
4,943	CH Robinson Worldwide, Inc.	295,888
6,956	Expeditors International of Washington, Inc.	316,568
6,026	Golar LNG, Ltd.	280,510
3,070	Joy Global, Inc.	175,450
3,319	Lindsay Corp.	279,759
		1,348,175
Technology - 5.9%
7,483	Broadridge Financial Solutions, Inc.	306,953
14,436	Cirrus Logic, Inc. (a)	319,469
3,136	VMware, Inc., Class A (a)	302,624
		929,046
Total Common Stock (Cost $7,131,590)	7,251,103

Investment Companies – 39.0%
17,306	First Trust Health Care AlphaDEX Fund	894,374
26,167	First Trust Materials AlphaDEX Fund	878,164
19,824	Guggenheim Spin-Off ETF	896,838
9,885	iShares North American Tech-Software ETF	807,308
9,641	iShares U.S. Oil & Gas Exploration & Production ETF	897,288
14,266	SPDR S&P Insurance ETF	895,619
10,560	SPDR S&P Retail ETF	884,717
Total Investment Companies (Cost $6,057,159)	6,154,308

Money Market Fund - 0.6%
85,878	Fidelity Institutional Cash Money Market Fund, 0.05% (b) (Cost $85,878)	85,878

Total Investments – 85.5% (Cost $13,274,627)*	$13,491,289
Other Assets & Liabilities, Net – 14.5%	2,295,428
Net Assets – 100.0%	$15,786,717

ETF	Exchange Traded Fund
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of May 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$465,012
Gross Unrealized Depreciation	(248,350)
Net Unrealized Appreciation	$216,662

See Notes to Financial Statements.	1

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2014

At May 31, 2014, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
1	10-year Mini JGB Future	06/11/14	$143,081	$175
7	3-month Euro EURIBOR Future	09/14/15	2,384,892	452
2	90-day Bank Bill Future	03/13/15	1,847,164	333
7	90-day Euro Currency Future	09/14/15	1,738,051	487
6	90-day Sterling Future	09/16/15	1,239,501	144
3	Australian 10-year Bond Future	06/17/14	327,711	5,471
2	Australian 3-year Bond Future	06/17/14	202,186	974
4	Bank Accept Future	03/16/15	908,842	(103)
1	Brent Crude Future	06/13/14	109,792	(381)
1	Cattle Feeder Future	08/29/14	91,161	7,364
1	CHF Currency Future	06/18/14	139,678	(290)
1	Cocoa Future	07/17/14	32,137	635
1	EUR/CHF Currency Future	06/18/14	171,368	49
5	EURO-BOBL Future	09/10/14	869,316	(65)
1	EURO-BUND Future	09/10/14	198,518	(888)
7	EURO-SCHATZ Future	09/10/14	1,053,884	6
1	Gasoline RBOB Future	07/30/14	124,839	(1,253)
2	Gold Future	06/22/14	77,535	141
2	LME Lead Future	07/16/14	106,573	(2,348)
1	LME Nickel Future	07/16/14	109,910	5,488
3	LME Zinc Future	07/16/14	155,831	(1,987)
1	Long Gilt Future	09/30/14	184,971	1,384
1	NASDAQ 100 E-mini Future	06/20/14	73,532	1,178
4	New Zealand 3-month Bill Future	12/11/14	3,386,525	441
1	Sing 380 Fuel Oil Future	06/22/14	80,623	(219)
1	Soybean Future	07/16/14	73,482	1,181
2	Soybean Meal Future	07/16/14	94,229	5,811
3	U.S. 10-year Note Future	09/30/14	375,202	1,345
7	U.S. 2-year Note Future	10/03/14	1,538,435	(75)
4	U.S. 5-year Note Future	10/03/14	478,914	117
2	U.S. Long Bond Future	09/30/14	272,458	2,480
(1)	Canola Future	07/16/14	(8,568)	110
(1)	Corn Future	07/16/14	(24,211)	924
(1)	KC HRW Wheat Future	07/31/14	(37,216)	1,066
(2)	LME Lead Future	07/16/14	(104,052)	(173)
(2)	LME Zinc Future	07/16/14	(102,121)	(441)
(2)	Soybean Oil Future	07/23/14	(46,203)	591
$18,267,970	$30,124

See Notes to Financial Statements.	2

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS MAY 31, 2014

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Basic Materials	$137,470	$-	$-	$137,470
Communications	2,014,756	-	-	2,014,756
Consumer Discretionary	853,281	-	-	853,281
Consumer Staples	1,762,887	-	-	1,762,887
Financials	205,488	-	-	205,488
Industrials	1,348,175	-	-	1,348,175
Technology	929,046	-	-	929,046
Investment Companies	6,154,308	-	-	6,154,308
Money Market Fund	-	85,878	-	85,878
Total Investments At Value	13,405,411	85,878	-	13,491,289
Other Financial Instruments**
Futures	38,347	-	-	38,347
Total Assets	$13,443,758	$85,878	$-	$13,529,636
Liabilities
Other Financial Instruments**
Futures	(8,223)	-	-	(8,223)
Total Liabilities	$(8,223)	$-	$-	$(8,223)

**	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at period end.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	1.0%
Communications	14.9%
Consumer Discretionary	6.3%
Consumer Staples	13.1%
Financials	1.5%
Industrials	10.0%
Technology	6.9%
Investment Companies	45.6%
Money Market Fund	0.7%
100.0%

See Notes to Financial Statements.	3

CVR DYNAMIC ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2014

ASSETS
Total investments, at value (Cost $13,274,627)	$13,491,289
Deposits with brokers	2,252,610
Foreign currency (Cost $25,628)	25,597
Receivables:
Dividends	3,137
From investment adviser	25,541
Prepaid expenses	3,442
Deferred offering costs	33,619
Total Assets	15,835,235

LIABILITIES
Payables:
Variation margin	1,878
Accrued Liabilities:
Trustees’ fees and expenses	959
Fund services fees	20,864
Other expenses	24,817
Total Liabilities	48,518

NET ASSETS	$15,786,717

COMPONENTS OF NET ASSETS
Paid-in capital	$15,218,409
Accumulated net investment loss	(38,679)
Accumulated net realized gain	360,232
Net unrealized appreciation	246,755
NET ASSETS	$15,786,717

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,518,977

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $15,786,717)	$10.39

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND STATEMENT OF OPERATIONS PERIOD ENDED MAY 31, 2014*

INVESTMENT INCOME
Dividend income	$18,275
Total Investment Income	18,275

EXPENSES
Investment adviser fees	43,345
Fund services fees	73,067
Custodian fees	3,628
Registration fees	1,512
Professional fees	20,450
Trustees' fees and expenses	1,709
Offering costs	32,031
Miscellaneous expenses	9,235
Total Expenses	184,977
Fees waived and expenses reimbursed	(128,023)
Net Expenses	56,954

NET INVESTMENT LOSS	(38,679)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	275,420
Net gain from contribution by affiliate (See Note 5)	88,576
Foreign currency transactions	(31)
Futures	(3,733)
Net realized gain	360,232
Net change in unrealized appreciation (depreciation) on:
Investments	216,662
Foreign currency translations	(31)
Futures	30,124
Net change in unrealized appreciation (depreciation)	246,755
NET REALIZED AND UNREALIZED GAIN	606,987
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$568,308

* Commencement of operations was December 30, 2013.

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND STATEMENT OF CHANGES IN NET ASSETS

December 30, 2013* through May 31, 2014
OPERATIONS
Net investment loss	$(38,679)
Net realized gain	360,232
Net change in unrealized appreciation (depreciation)	246,755
Increase in Net Assets Resulting from Operations	568,308

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	15,442,697
Redemption of shares:
2	Institutional Shares	(224,288)
Increase in Net Assets from Capital Share Transactions	15,218,409
Increase in Net Assets	15,786,717

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$15,786,717

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,541,321
Redemption of shares:
Institutional Shares	(22,344)
Increase in Shares	1,518,977

(a)	Accumulated net investment loss.	$(38,679)
*	Commencement of operations.

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 30, 2013 (a) through May 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.04)
Net realized and unrealized gain	0.34
Net gain from contribution by affiliate	0.09
Total from Investment Operations	0.39
NET ASSET VALUE, End of Period	$10.39
TOTAL RETURN	3.90	%(c)(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$15,787
Ratios to Average Net Assets: (e)
Net investment loss	(0.99	)%(f)
Net expense (g)	1.45	%(f)
Gross expense (h)	4.69	%(f)
PORTFOLIO TURNOVER RATE	128	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund’s ending net asset value per share, total return for the period ended May 31, 2014, would have been 3.00%.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)	Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

Note 1. Organization

The CVR Dynamic Allocation Fund (the “Fund”) is diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 30, 2014. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2014, Investor Shares had not commenced operations. The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities (such as shares of exchange-traded funds) and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2014, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

8

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of May 31, 2014, for the Fund, are disclosed in the Schedule of Investments.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund will file a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Fund of $65,650 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – CVR Portfolio Funds LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund’s average daily net

9

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

assets.

The Adviser has employed a sub-adviser to manage a portion of the Fund's assets. The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.65% for Institutional Shares through March 31, 2015. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2014, fees waived were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed*	Other Waivers	Total Fees Waived and Expenses Reimbursed
$43,345	$64,897	$19,781	$128,023

*	Includes $8,063 of Acquired Fund Fees and Expenses (“AFFE”) reimbursed by the Adviser.

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of May 31, 2014, the following amounts are subject to recapture by the Adviser:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
May 31, 2014	$108,242	November 30, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2014, were $19,459,785 and $6,546,456, respectively.

During the period ended May 31, 2014, the Adviser executed certain portfolio trades in anticipation of certain Fund shareholder purchases. Those shareholder purchases were not executed. The Adviser voluntarily contributed capital to the Fund to offset the unrealized depreciation related to the portfolio trades. The amount of the contribution is disclosed in the Statement of Operations.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the

10

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2014 for any derivative type that was held during the year is as follows:

Futures Contracts	$42,881,687

The Fund’s use of derivatives during the period ended May 31, 2014, was limited to futures contracts.

Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of May 31, 2014:

Location:	Interest Contracts	Commodity Contracts	Currency Contracts
Liability derivatives:
Payable – variation margin	$(901)	$(670)	$(307)

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2014, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Interest Contracts	Commodity Contracts	Currency Contracts	Equity Contracts
Net realized gain (loss) on:
Futures	$6,118	$(2,901)	$(3,031)	$(3,919)
Total net realized gain (loss)	$6,118	$(2,901)	$(3,031)	$(3,919)

Net change in unrealized appreciation (depreciation) on:
Futures	$12,683	$16,584	$(320)	$1,177
Total net change in unrealized appreciation (depreciation)	$12,683	$16,584	$(320)	$1,177

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at May 31, 2014. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Liabilities:
Over-the-counter derivatives*	$(1,878)	-	$1,878	-

*
Over-the-counter derivatives consists of futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Investments.

**
The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 7. Federal Income Tax

As of May 31, 2014, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$349,581
Undistributed Long-Term Gain	15,834
Unrealized Appreciation	202,893
Total	$568,308

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and futures.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

11

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION MAY 31, 2014

Investment Advisory Agreement Approval

The Trust’s investment advisory agreements with its investment advisers and the investment subadvisory agreements between it investment advisers and investment subadvisers must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

In December 2013, the Trustees met in person joined by representatives of the Adviser, SSARIS Advisors, LLC ("Subadviser"), independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser and the approval of the investment subadvisory agreement between the Adviser and Subadviser for the performance of investment subadvisory services to the Fund. A description of the Board’s conclusions in approving the agreements follows.

In preparation for its December meeting of the Board of Trustees of the Trust ("December Meeting"), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compare the Fund’s total contractual investment advisory fees and total expenses with an appropriate group of peer funds that were selected by Lipper. That information also included comparisons of the fees and expenses of the Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed investment advisory agreement and subadvisory agreement and other information regarding the fee arrangement, including the structure of the advisory fee, the method of computing that fee, the contractual waiver in place with respect to that fee, potential economies of scale resulting from increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of investment advisory agreement.

The Board also reviewed information that was provided by the Adviser and Subadviser concerning the following:

•	the terms of the proposed investment advisory and subadvisory agreement, including the fees payable under the agreement, and the commitment to provide expense caps and fee waivers for the Fund;

•	the manner in which the Fund’s shares would be distributed and the presence of a distribution fee that could be paid by the Fund;

•	the nature and extent of the services to be provided by the Adviser and Subadviser, including information about the investment objective, policies and strategies applicable to the Fund;

•
the personnel of the Adviser and Subadviser, including educational background, experience in the investment management industry, and the ability of the Adviser and Subadviser to retain qualified personnel;

•	the compliance programs of the Adviser and Subadviser;

•	the financial condition and stability of the Adviser and Subadviser;

•	the potential for the Adviser and Subadviser to derive benefits that are ancillary to serving as an investment adviser to the Fund;

•	the investment performance of the Subadviser with respect to its similarly managed accounts and the investing philosophy of the Adviser; and

•
the profitability of the Adviser from the advisory fee to be paid by the Fund. The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the advisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under the Subadvisory Agreement.

At the December Meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Subadviser and Independent Legal Counsel, among other things, the information described above. The Trustees also considered the overall reputation, capabilities, and commitment of the Adviser and Subadviser to provide high-quality service to the Fund. After discussion and consideration amongst themselves, and with the Adviser, Subadviser and Independent Legal Counsel, the Independent Trustees concluded that the nature and extent of the investment advisory and subadvisory services to be provided by the Adviser and Subadviser to the Fund would be appropriate and consistent with the terms of the investment advisory and subadvisory agreements, including the amount of the fees to be paid under the advisory agreement. At the December Meeting, the Board unanimously

12

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION MAY 31, 2014

approved the investment advisory and subadvisory agreements. The Independent Trustees agreed that no single factor was determinative of their decision to approve the investment advisory or subadvisory agreements.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 is available, without charge and upon request, by calling (855) 328-7691 and no later than August 31 of this year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2013 (commencement of operations), through May 31, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 30, 2013	May 31, 2014	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,039.00	$6.16	1.45%
Hypothetical (5% return before taxes)	$1,000.00	$1,017.70	$7.29	1.45%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except that the average account values reflect the Fund’s actual return information for the 152-day period between December 30, 2013, the commencement date of Fund operations, through May 31, 2014).

13

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0514

Semi-Annual Report May 31, 2014 (Unaudited) Advised by: SKBA Capital Management, LLC www.baywoodfunds.com

BAYWOOD SKBA VALUEPLUS FUND A MESSAGE TO OUR SHAREHOLDERS MAY 31, 2014

Dear Shareholder,

This semi-annual report marks the first six months of the Baywood SKBA ValuePlus Fund (the “Fund”) since its reorganization into a mutual fund on December 2, 2013.  We are pleased to report on our economic and financial market perspectives and the investment activities in the Fund for the six-month period ended May 31, 2014.  The Fund buys only dividend-paying companies traded on U.S. exchanges and uses SKBA’s Relative Dividend Yield (“RDY”) discipline as the initial valuation framework.  We believe RDY points out attractive investment opportunities, not simply among companies with above-average dividend yield, but more importantly among stocks for which low-expectations are already discounted in their valuations at the time of purchase.  This provides the potential for attractive capital appreciation opportunities.

After the robust stock market gains of 2013, in which the S&P 500 produced a “stratospheric” total return greater than 30%, the returns over the last six months have come back “down to earth,” with gains of 7.62% for the S&P 500 and 6.93% for Morningstar’s Large-Value peer group of funds.

Will investors at last experience a “normal year” in equity markets?  We are constantly reminded of how rare normal years actually occur.  Yet in spite of the preponderance of “ab”-normal years that often alternate between feast (2013) and famine (2008), we are pleased with the Fund’s total return (as reported in the Financial Highlights table on page 7 for the Investor and Institutional class shares) as the pace of the market’s advance has moderated.  Because your investment time horizons may span years and decades, not simply quarters, we will continue to employ our disciplined approach seeking to take advantage of purchase opportunities should stocks decline meaningfully and will temper our enthusiasm and invest conservatively when valuations appear rich.

Even in the face of the rise in Treasury bond yields, the stock market still managed to report exceptional gains for the year of 2013.  It is not surprising then that some sectors and industries perceived to be defensive or interest-sensitive experienced weak relative performance.  Yet, 2014 has so far seen a reversal of some of these trends, presenting opportunities for our team to implement new ideas in the portfolio.

Over the last six months, Electric Utilities appear to have produced the best return, followed by Basic Materials, Information Technology, Energy and Health Care sectors.  Lagging were Consumer Discretionary stocks along with Telecommunications and Finance sectors.  SKBA believes that in spite of the subpar economic recovery, the automotive and housing industries are likely to continue to advance at a sustained pace after several years of underinvestment.  Within this thesis, the Fund maintains holdings in companies such as Fidelity National Financial, Ford, Stanley Black and Decker, Wells Fargo, and Weyerhaeuser.

Several new stocks were purchased by the Fund during the first six months. Exelon Corp was added following a poor performing year for Electric Utilities in general.  The Fund has been underweight Electric Utilities for a number of years due to both fundamental and valuation concerns.  To some extent, 2013 remedied our valuation concerns and in specific instances, we believe fundamentals of the merchant power business are also likely to improve.  The purchase of Exelon more than doubled our allocation to the sector.

SKBA also purchased BP (petroleum), Goldcorp (gold mining), Symetra Financial Corp (life insurance), Baxter International (medical products), and Caterpillar (construction equipment) to take advantage of what we view as attractive valuation opportunities. Some of these purchases represented swaps for companies sold from the Fund, such as Cenovus Energy (Canadian oil sands), Chevron (petroleum), Barrick Gold (gold mining), Emerson Electric (electrical equipment), and Sealed Air (packaging).

As reflected above, in spite of robust markets over the last few years, we continue to find select purchase opportunities to add value and diversification to the Fund.  Many companies that have not participated in the general stock market rally yet, in our view, continue to exhibit attractive investment attributes and solid long-term fundamentals.  We believe that the combination of strong full-cycle fundamentals with attractive short-term valuations is a good formula for desirable risk-adjusted returns.

For more detailed information on SKBA Capital Management, LLC and our investment process and perspectives, visit our website at www.SKBA.com.

Current and future portfolio holdings are subject to change and risk.

The S&P 500 Index is used to measure performance.  An index is unmanaged and unlike a mutual fund does not include any fees, expenses or taxes.  The Morningstar category is used to compare fund performance to its peers.  It is not possible to invest directly into an index or category.  Past performance is no guarantee of future results.

Risk Considerations:  Mutual fund investing involves risk including the possible loss of principal. The Fund primarily invests in undervalued securities which may not appreciate in value as anticipated by the Adviser or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs) which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock which may be adversely affected as interest rates rise.

1

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS MAY 31, 2014

Shares	Security Description	Value

Common Stock - 97.7%
Basic Materials - 5.9%
2,600	E.I. du Pont de Nemours & Co.	$180,206
7,100	Goldcorp, Inc.	165,927
1,300	LyondellBasell Industries NV, Class A	129,441
8,100	Weyerhaeuser Co. REIT	254,502
		730,076
Capital Goods / Industrials – 10.5%
1,100	Caterpillar, Inc.	112,453
4,800	Eaton Corp PLC	353,712
2,300	Raytheon Co.	224,411
3,700	Stanley Black & Decker, Inc.	323,380
2,600	United Parcel Service, Inc., Class B	270,088
		1,284,044
Consumer Cyclicals – 2.9%
2,900	Coach, Inc.	118,059
14,800	Ford Motor Co.	243,312
		361,371
Consumer Staples – 8.1%
1,100	Kimberly-Clark Corp.	123,585
4,800	Molson Coors Brewing Co., Class B	315,504
3,600	PepsiCo, Inc.	317,988
3,000	The Procter & Gamble Co.	242,370
		999,447
Energy – 13.2%
4,900	BP PLC, ADR	247,205
4,800	ConocoPhillips	383,712
3,200	Ensco PLC, Class A	168,512
1,900	Occidental Petroleum Corp.	189,411
1,400	Phillips 66	118,706
8,700	Spectra Energy Corp.	353,046
2,800	Valero Energy Corp.	156,940
		1,617,532
Financials – 22.9%
9,100	BB&T Corp.	345,072
4,600	Brookfield Property Partners LP (a)	92,138
1,900	CME Group, Inc.	136,800
4,800	Fidelity National Financial, Inc., Class A	160,032
4,200	JPMorgan Chase & Co.	233,394
2,500	M&T Bank Corp.	303,425
7,000	MetLife, Inc.	356,510
8,000	Redwood Trust, Inc. REIT	155,920
5,900	Symetra Financial Corp.	123,015
2,600	The Chubb Corp.	240,916
8,500	U.S. Bancorp	358,615
6,000	Wells Fargo & Co.	304,680
		2,810,517

Health Care - 14.7%
6,600	AbbVie, Inc.	358,578
4,000	Baxter International, Inc.	297,640
3,200	Becton Dickinson and Co.	376,640
1,800	Cardinal Health, Inc.	127,134
4,800	Johnson & Johnson	487,008
5,492	Pfizer, Inc.	162,728
		1,809,728
Technology - 11.2%
2,300	Analog Devices, Inc.	120,474
1,500	Automatic Data Processing, Inc.	119,520
11,100	Cisco Systems, Inc.	273,282
1,700	Harris Corp.	131,325
9,100	Microsoft Corp.	372,554
6,100	TE Connectivity, Ltd.	362,706
		1,379,861
Telecommunications - 4.1%
10,000	Verizon Communications, Inc.	499,600

Utilities - 4.2%
9,600	Exelon Corp.	353,568
1,600	Portland General Electric Co.	52,912
2,500	Wisconsin Energy Corp.	113,800
		520,280
Total Common Stock (Cost $9,488,786)	12,012,456

Money Market Funds - 1.5%
184,171	Federated Government Obligations Fund, 0.01% (b) (Cost $184,171)	184,171

Total Investments - 99.2% (Cost $9,672,957)*	$12,196,627
Other Assets & Liabilities, Net – 0.8%	97,777
Net Assets – 100.0%	$12,294,404

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of May 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,589,037
Gross Unrealized Depreciation	(65,367)
Net Unrealized Appreciation	$2,523,670

See Notes to Financial Statements.	2

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS MAY 31, 2014

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,012,456
Level 2 - Other Significant Observable Inputs	184,171
Level 3 - Significant Unobservable Inputs	-
Total	$12,196,627

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

AFA
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	6.0%
Capital Goods / Industrials	10.5%
Consumer Cyclicals	3.0%
Consumer Staples	8.2%
Energy	13.3%
Financials	23.0%
Health Care	14.8%
Technology	11.3%
Telecommunications	4.1%
Utilities	4.3%
Money Market Funds	1.5%
100.0%

See Notes to Financial Statements.	3

BAYWOOD SKBA VALUEPLUS FUND STATEMENT OF ASSETS AND LIABILITIES MAY 31, 2014

	ASSETS
	Total investments, at value (Cost $9,672,957)	$12,196,627
	Receivables:
	Fund shares sold	13,909
	Investment securities sold	16,209
	Dividends	41,233
	Prepaid expenses	6,529
	Deferred offering costs	48,988
	Total Assets	12,323,495

	LIABILITIES
	Payables:
	Fund shares redeemed	2,052
	Accrued Liabilities:
Advisor	Investment advisor fees	10,181
	Fund services fees	4,038
	Other expenses	12,820
	Total Liabilities	29,091

	NET ASSETS	$12,294,404

	COMPONENTS OF NET ASSETS
	Paid-in capital	$9,130,447
	Undistributed net investment income	103,930
	Accumulated net realized gain	536,357
	Net unrealized appreciation	2,523,670
	NET ASSETS	$12,294,404

	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
	Investor Shares	78,937
	Institutional Shares	577,268

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
	Investor Shares (based on net assets of $1,471,082)	$18.64
	Institutional Shares (based on net assets of $10,823,322)	$18.75

See Notes to Financial Statements.	4

BAYWOOD SKBA VALUEPLUS FUND STATEMENT OF OPERATIONS PERIOD ENDED MAY 31, 2014*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $433)	$178,416
Interest income	12
Total Investment Income	178,428
Advisor
EXPENSES
Investment advisor fees	30,150
Fund services fees	37,508
Transfer agent fees:
Investor Shares	7,733
Institutional Shares	8,689
Distribution fees:
Investor Shares	2,284
Custodian fees	2,356
Registration fees:
Investor Shares	909
Institutional Shares	1,923
Professional fees	13,888
Trustees' fees and expenses	1,406
Offering costs:
Investor Shares	8,321
Institutional Shares	28,489
Miscellaneous expenses	9,313
Total Expenses	152,969
Fees waived and expenses reimbursed	(108,475)
Net Expenses	44,494

NET INVESTMENT INCOME	133,934

NET REALIZED AND UNREALIZED GAIN
Net realized gain on investments	536,357
Net change in unrealized appreciation on investments	151,106
NET REALIZED AND UNREALIZED GAIN	687,463
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$821,397

* Commencement of operations was December 2, 2013.

See Notes to Financial Statements.	5

BAYWOOD SKBA VALUEPLUS FUND STATEMENT OF CHANGES IN NET ASSETS

November 30, 2014	#	41790	#	#
December 2, 2013* Through May 31, 2014
OPERATIONS
Net investment income	$133,934
Net realized gain	536,357
Net change in unrealized appreciation	151,106
Increase in Net Assets Resulting from Operations	821,397

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(4,507)
Institutional Shares	(25,497)
Total Distributions to Shareholders	(30,004)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	1,520,957
Institutional Shares	12,022,262
Reinvestment of distributions:
Investor Shares	4,507
Institutional Shares	25,497
Redemption of shares:
1	Investor Shares	(757,798)
2	Institutional Shares	(1,312,414)
Increase in Net Assets from Capital Share Transactions	11,503,011
Increase in Net Assets	12,294,404

NET ASSETS
Beginning of Period	-
End of Period (Including line (a))	$12,294,404

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	121,435
Institutional Shares	649,067
Reinvestment of distributions:
Investor Shares	254
Institutional Shares	1,428
Redemption of shares:
Investor Shares	(42,752)
Institutional Shares	(73,227)
Increase in Shares	656,205

(a)	Undistributed net investment income	$103,930
*	Commencement of operations.

See Notes to Financial Statements.	6

BAYWOOD SKBA VALUEPLUS FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	December 2, 2013 (a) Through May 31, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$17.47
INVESTMENT OPERATIONS
Net investment income (b)	0.17
Net realized and unrealized gain	1.04
Total from Investment Operations	1.21
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.04)
NET ASSET VALUE, End of Period	$18.64
TOTAL RETURN	7.41	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,471
Ratios to Average Net Assets:
Net investment income	1.99	%(d)
Net expense	0.95	%(d)
Gross expense (e)	3.71	%(d)
PORTFOLIO TURNOVER RATE	19	%(c)

	December 2, 2013 (a) Through May 31, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$17.56
INVESTMENT OPERATIONS
Net investment income (b)	0.20
Net realized and unrealized gain	1.04
Total from Investment Operations	1.24
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.05)
NET ASSET VALUE, End of Period	$18.75
TOTAL RETURN	7.48	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$10,823
Ratios to Average Net Assets:
Net investment income	2.29	%(d)
Net expense	0.70	%(d)
Gross expense (e)	2.33	%(d)
PORTFOLIO TURNOVER RATE	19	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	7

BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

Note 1. Organization

The Baywood SKBA Value Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 2, 2013. The Fund currently offers two classes of shares: Investor Shares and Institutional Shares.  The Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities.

On December 2, 2013, the Fund commenced operations through a reorganization of a collective investment trust into the Fund.  The collective investment trust was previously managed by the Fund’s Advisor and portfolio management team.  This collective investment trust was organized and commenced operations on June 27, 2008.  The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Fund.  The net assets and unrealized gain received by the Fund from this tax-free reorganization were as follows:

Date of Contribution	Net Assets	Shares Issued	Unrealized Gain on Investments Received from Reorganization
December 2, 2013	$12,268,455	699,383	$2,372,566

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the advisor believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value ("NAV") than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets and liabilities

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BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of May 31, 2014, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2014, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Offering Costs – Offering costs for the Fund of $85,798 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 0.50% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund.

The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”)

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BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual retainer fee of $5,000 for service to the Trust ($20,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Investor Shares to 0.95% and Institutional Shares to 0.70% through March 31, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2014, fees waived were as follows:

Investment Advisor Fees Waived	Investment Advisor Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$30,150	$65,666	$12,659	$108,475

The Fund may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) and the resulting expenses do not exceed 0.95% for Investor Shares and 0.70% for Institutional Shares.  As of May 31, 2014, the following amounts are subject to recapture by the Advisor:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
May 31, 2014	$95,816	November 30, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended May 31, 2014, were $2,246,121 and $2,690,666,  respectively.

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BAYWOOD SKBA VALUEPLUS FUND NOTES TO FINANCIAL STATEMENTS MAY 31, 2014

Note 6. Federal Income Tax

As of May 31, 2014, distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$102,541
Undistributed Long-Term Gain	536,357
Unrealized Appreciation	2,525,059
Total	$3,163,957

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and difference of  book to tax treatment on distributions from REITs.

Note 7. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

11

BAYWOOD SKBA VALUEPLUS FUND ADDITIONAL INFORMATION MAY 31, 2014

Investment Advisory Agreement Approval

The Trust’s investment advisory agreements with its investment advisers must be approved for an initial term no greater than two years, and must be renewed at least annually thereafter by the vote of the Trustees, including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

In September 2013, the Trustees met in person joined by representatives of the Advisor, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give consideration to information bearing on the approval of the investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor. A description of the Board’s conclusions in approving the agreement follows.

In preparation for its September meeting of the Board of Trustees of the Trust ("September Meeting"), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compare the fund’s total contractual investment advisory fees and total expenses with an appropriate group of peer funds that were selected by Lipper. That information also included comparisons of the fees and expenses of the Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed investment advisory agreement and other information regarding the fee arrangement, including the structure of the advisory fee, the method of computing that fee, the contractual waiver in place with respect to that fee, potential economies of scale resulting from increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Independent Legal Counsel concerning their responsibilities with respect to the approval of investment advisory agreement.

The Board also reviewed information that was provided by the Advisor concerning the following:

•	the terms of the proposed investment advisory agreement, including the fees payable under the agreement, and the commitment to provide expense caps and fee waivers for the Fund;

•	the manner in which the Fund’s shares would be distributed and the presence of a distribution fee that could be paid by the Fund;

•	the nature and extent of the services to be provided by the Advisor, including information about the investment objective, policies and strategies applicable to the Fund;

•	the personnel of the Advisor, including educational background, experience in the investment management industry, and the ability of the Advisor to retain qualified personnel;

•	the compliance program of the Advisor;

•	the financial condition and stability of the Advisor;

•	the potential for the Advisor to derive benefits that are ancillary to serving as an investment adviser to the Fund;

•	the investment performance of the predecessor vehicle to the Fund; and

•	the profitability of the Advisor from the advisory fee to be paid by the Fund.

At the September Meeting, the Trustees reviewed, considered and discussed, among themselves and with the Advisor and Independent Legal Counsel, among other things, the information described above. The Trustees also considered the overall reputation, capabilities, and commitment of the Advisor to provide high-quality service to the Fund. After discussion and consideration amongst themselves, and with the Advisor and Independent Legal Counsel, the Independent Trustees concluded that the nature and extent of the investment advisory services to be provided by the Advisor to the Fund would be appropriate and consistent with the terms of the investment advisory agreement, including the amount of the fees to be paid under that agreement. At the September meeting, the Board unanimously approved the investment advisory agreement. The Independent Trustees agreed that no single factor was determinative of their decision to approve the investment advisory agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (866) 746-2271 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the period from the Fund’s commencement of operations to June 30 is available, without charge and upon request, by calling (866) 746-2271 and no later than August 31 of this

12

BAYWOOD SKBA VALUEPLUS FUND ADDITIONAL INFORMATION MAY 31, 2014

year on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 2, 2013, through May 31, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	December 2, 2013	May 31, 2014	Period**	Ratio**
Investor Shares
Actual	$1,000.00	$1,074.10	$4.86	0.95%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Shares
Actual	$1,000.00	$1,074.80	$3.58	0.70%
Hypothetical (5% return before taxes)	$1,000.00	$1,021.44	$3.53	0.70%

** Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period (except for the Fund's actual return information which reflects the 180-day period between December 2, 2013, the commencement of operations, through May 31, 2014).

13

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 409-2297 (toll free)

INVESTMENT ADVISER
SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, CA 94104

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

217-SAR-0514

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds II

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	July 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	July 15, 2014

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 15, 2014